Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Summary of Expected Credit Allowance Activity

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the six months ended June 30, 2025:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance as of December 31, 2024	$7,994	$4,082	$11,122	$23,198
Credit loss expense	12,975	2,660	(1,545)	14,090
Recoveries	1,064	2,397	-	3,461
Write-Offs	(18,056)	(4,306)	(43)	(22,405)
Other (1)	101	87	101	289
Balance as of June 30, 2025	$4,078	$4,920	$9,635	$18,633

(1)
Other mainly relates to the impact of foreign exchange.
(2)
Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were ($185) and ($48) for the three months ended June 30, 2025 and 2024, respectively, and $218 and ($337) for the six months ended June 30, 2025 and 2024, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.